Equity - Schedule of Consolidated Comprehensive Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Income	$ (826,155)	$ 124,522	$ 166,854
Financial instruments at fair value through other comprehensive income	(8,235)	21,703	(1,441)
Cash flow hedge	(5,682)	(6,792)	11,289
Changes in the fair value of equity investments at fair value through other comprehensive income	356	814	482
Net investment in foreign operations hedges	(21,795)	14,373	10,565
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(27,903)	48,189	28,333
Comprehensive income (loss) for the year	(854,058)	172,711	195,187
Total Attributable to Equity Holders of the Bank [Member]
Disclosure of subsidiaries [line items]
Income	(808,784)	113,684	171,331
Financial instruments at fair value through other comprehensive income	(4,330)	21,025
Available for sale investments			(614)
Hedge of net investment in foreign operations	80,722	(46,786)	(35,338)
Cash flow hedge	(7,799)	(6,381)	11,289
Exchange differences	(64,169)	56,487	38,366
Changes in the fair value of equity investments at fair value through other comprehensive income	310	540	319
Defined benefits obligations	(1,632)	(3,248)	(500)
Subtotals	3,102	21,637	13,522
Financial instruments at fair value through other comprehensive income	(55)	(5,801)
Available for sale investments			(1,468)
Net investment in foreign operations hedges		14,373	9,541
Hedge of net investment in foreign operations	(21,795)
Cash flow hedge	(1,602)	(185)	(1,669)
Defined benefits obligations	434	1,109	(29)
Subtotals	(23,018)	9,496	6,375
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(19,916)	31,133	19,897
Comprehensive income (loss) for the year	(828,700)	144,817	191,228
Non controlling Interest [Member]
Disclosure of subsidiaries [line items]
Income	(17,371)	10,838	(4,477)
Financial instruments at fair value through other comprehensive income	(3,905)	952
Available for sale investments			(827)
Hedge of net investment in foreign operations			(1,195)
Cash flow hedge	2,117	(411)
Exchange differences	(7,602)	17,368	10,244
Changes in the fair value of equity investments at fair value through other comprehensive income	46	274	163
Defined benefits obligations	1,629	(1,184)	(254)
Subtotals	(7,715)	16,725	8,131
Financial instruments at fair value through other comprehensive income	1,613	(125)
Available for sale investments			(704)
Net investment in foreign operations hedges			1,024
Cash flow hedge	(1,432)	23
Defined benefits obligations	(453)	433	(15)
Subtotals	(272)	331	305
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(7,987)	17,056	8,436
Comprehensive income (loss) for the year	(25,358)	27,894	3,959
Consolidated Statement Of Comprehensive Income [member]
Disclosure of subsidiaries [line items]
Income	(826,155)	124,522	166,854
Financial instruments at fair value through other comprehensive income	(8,235)	21,703
Available for sale investments			(1,441)
Hedge of net investment in foreign operations	80,722	(46,786)	(36,533)
Cash flow hedge	(5,682)	(6,792)	11,289
Exchange differences	(71,771)	73,855	48,610
Changes in the fair value of equity investments at fair value through other comprehensive income	356	814	482
Defined benefits obligations	(3)	(4,432)	(754)
Subtotals	(4,613)	38,362	21,653
Financial instruments at fair value through other comprehensive income	1,558	(5,926)
Available for sale investments			(2,172)
Net investment in foreign operations hedges		14,373	10,565
Hedge of net investment in foreign operations	(21,795)
Cash flow hedge	(3,034)	(162)	(1,669)
Defined benefits obligations	(19)	1,542	(44)
Subtotals	(23,290)	9,827	6,680
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(27,903)	48,189	28,333
Comprehensive income (loss) for the year	$ (854,058)	$ 172,711	$ 195,187